INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10 — INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $63.2 million at December 31, 2016, expiring through the year 2036. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
Tax benefit computed at “expected” statutory rate	$(5,316,096)	$(6,502,139)
State income taxes, net of benefit	—	—
Permanent differences:
Stock based compensation and consulting	629,133	18,886
Prior year true-ups	—	833,847
Other	155,300	13,512
Increase in valuation allowance	4,531,663	5,635,894
Net income tax benefit	$—	$—

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2016 and 2015:

	December 31,	December 31,
	2016	2015
Computed “expected” tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	0%	0%
Permanent differences	5.02%	4.53%
Change in valuation allowance	28.98%	29.47%
Effective tax rate	0.0%	0.0%

The Company has a deferred tax asset which is summarized as follows at December 31, 2016 and 2015:

Deferred tax assets:

	December 31,	December 31,
	2016	2015
Net operating loss carryover	$21,486,659	$18,920,702
Stock based compensation	4,422,167	4,986,677
Depreciable and depletable assets	(212,727)	(367,352)
Mining explorations	5,390,018	3,028,546
Capital loss carryforward	1,482,865	1,482,863
Other	28,639	27,062
Less: valuation allowance	(32,597,621)	(28,078,498)
Net deferred tax asset	$—	$—

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2016, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by approximately $4.5 million.